PENSION PLAN - Actuarial Gains and Losses Recognized in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ (11)	$ (45)
Actuarial gain (loss) arising from
Financial assumptions	57	21
Experience adjustments	(5)	2
Return on plan assets excluding interest income	(37)	11
Recognized gain during the period after tax	15	34
Net defined benefit liability (asset), ending balance	4	(11)
Registered Plans
Actuarial gain (loss) arising from
Return on plan assets excluding interest income	(9)	(6)
Registered Plans | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(9)	(41)
Actuarial gain (loss) arising from
Financial assumptions	54	19
Experience adjustments	(7)	2
Return on plan assets excluding interest income	(37)	11
Recognized gain during the period after tax	10	32
Net defined benefit liability (asset), ending balance	1	(9)
Supplemental Plan | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(2)	(4)
Actuarial gain (loss) arising from
Financial assumptions	3	2
Experience adjustments	2	0
Return on plan assets excluding interest income	0	0
Recognized gain during the period after tax	5	2
Net defined benefit liability (asset), ending balance	$ 3	$ (2)